Summary of principal accounting policies - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) segment	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Mar. 31, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥)	Jun. 30, 2023 CNY (¥)	Mar. 31, 2023 CNY (¥)	Sep. 30, 2022 CNY (¥)	Jun. 30, 2022 CNY (¥)	Mar. 31, 2022 CNY (¥)	Jan. 01, 2022 CNY (¥)
Summary of principal accounting policies
Threshold reserve fund, percent of after-tax profits	10.00%			10.00%
Threshold percentage of registered capital negating reserve appropriation	50.00%			50.00%
Appropriation to statutory surplus fund | ¥	¥ 464	¥ 0	¥ 0
Number of operating segments	2
Number of reportable segments	2
Accumulated deficit	¥ (9,270,356)	¥ (9,256,358)	¥ (9,344,462)	$ (1,270,034)	¥ (9,246,296)	¥ (9,256,558)	¥ (9,270,056)	¥ (9,319,066)	¥ (9,339,428)	¥ (9,004,586)	¥ (8,901,836)	¥ (8,711,216)	¥ 0